SCHEDULE OF WARRANT ACTIVITY (Details) (Parenthetical) - shares	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Equity [Abstract]
Number of Shares, Outstanding, Balance	15,003,396	[1]	3,396	105

[1]	The total warrants of 15,003,396 above which are exercisable into common stock consisted of the following: